Organization of the Company and Significant Accounting Policies: Inventory Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Inventory Policy

Inventory

Inventories consist of merchandise held for sale in the ordinary course of business, including cost of freight and other miscellaneous acquisition costs, and are stated at the lower of cost or market. The Company records a write-down for inventories which have become obsolete or are in excess of anticipated demand or net realizable value. The Company periodically performs a detailed inventory review that considers multiple factors including demand forecasts, market conditions, product life cycle status, product development plans and current sales levels. If actual demand or market conditions for the Company’s products are less favorable than forecasted or if unforeseen changes negatively affect the utility of the Company’s inventory, additional inventory write-downs may be required.

In the fourth quarter of 2015, management’s review determined that the carrying value of inventory included items that were obsolete or would never be used by the Company.  In this respect, equipment in inventory with a total cost of $103,307 was written off and a loss recorded.